Share-Based Compensation - Share Activity Performance LTI (Detail) (Fiat Industrial, Performance LTI [Member], EUR €)	Dec. 31, 2014	Dec. 31, 2013	Apr. 05, 2012
Fiat Industrial, Performance LTI [Member]
Shares
Nonvested at beginning of year	1,000,000	1,000,000	1,000,000
Nonvested at end of year	1,000,000	1,000,000	1,000,000
Grant-Date Fair Value
Nonvested at beginning of year	€ 7.795	€ 7.795
Nonvested at end of year	€ 7.795	€ 7.795